PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited)
1
Voya Solution 2055 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7 .5%
189,988  Vanguard FTSE
Developed Markets
ETF
$ 9,531,698
5 .5
57,399  Vanguard Long-Term
Treasury ETF
3,400,317
2 .0
Total Exchange-Traded
Funds
(Cost $10,511,874)
12,932,015
7 .5
MUTUAL FUNDS : 92 .5%
Affiliated Investment Companies : 92 .5%
195,556  Voya Intermediate
Bond Fund - Class R6
1,697,426
1 .0
1,112,311  Voya Large Cap Value
Portfolio - Class R6
7,040,930
4 .0
859,601  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
8,638,994
5 .0
1,500,788  Voya Multi-Manager
International Equity
Fund - Class I
15,563,175
9 .0
1,625,641  Voya Multi-Manager
International Factors
Fund - Class I
15,557,385
9 .0
511,310  Voya Multi-Manager
Mid Cap Value Fund
- Class I
5,312,515
3 .1
96,478  Voya Russell Large
Cap Growth Index
- Class I
6,847,994
3 .9
59,870
(1)
Voya Small Cap
Growth Fund - Class
R6
2,614,533
1 .5
286,144  Voya Small Company
Fund - Class R6
4,355,109
2 .5
3,267,779  Voya U.S. Stock Index
Portfolio - Class I
64,244,539
37 .1
241,028  VY
®
Invesco Comstock
Portfolio - Class I
5,309,846
3 .0
466,339  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
12,805,656
7 .4
449,197  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
5,174,754
3 .0
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
53,936  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 5,158,464
3 .0
Total Mutual Funds
(Cost $141,781,438)
160,321,320
92 .5
Total Long-Term
Investments
(Cost $152,293,312)
173,253,335
100 .0
Total Investments in
Securities
(Cost $152,293,312) $ 173,253,335 100 .0
Assets in Excess of
Other Liabilities 29,944 0.0
Net Assets $ 173,283,279 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of March 31, 2024 (Unaudited) (continued)
2
Voya Solution 2055 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 12,932,015 $ — $ — $ 12,932,015
Mutual Funds 160,321,320 — — 160,321,320
Total Investments, at fair value $ 173,253,335 $ — $ — $ 173,253,335
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 3,114,800 $ 405,030 $ (1,774,547) $ (47,857) $ 1,697,426 $ 30,310 $ (1,604) $ —
Voya Large Cap Value Portfolio -
Class R6
6,951,529 140,880 (1,019,831) 968,352 7,040,930 — (315,468) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
11,429,183 198,423 (4,034,474) 1,045,862 8,638,994 — (754,635) —
Voya Multi-Manager International
Equity Fund - Class I
14,485,231 1,065,660 (874,672) 886,956 15,563,175 — (255,689) —
Voya Multi-Manager International
Factors Fund - Class I
14,453,795 950,455 (621,379) 774,514 15,557,385 — (7,798) —
Voya Multi-Manager Mid Cap Value
Fund - Class I
4,811,481 200,327 (184,569) 485,276 5,312,515 — (24,427) —
Voya Russell Large Cap Growth
Index - Class I
6,227,492 490,057 (409,134) 539,579 6,847,994 — 146,493 —
Voya Small Cap Growth Fund -
Class R6
2,480,855 50,827 (138,117) 220,968 2,614,533 — 22,521 —
Voya Small Company Fund - Class
R6
4,165,590 258,520 (122,287) 53,286 4,355,109 — 8,837 —
Voya U.S. Stock Index Portfolio -
Class I
58,670,860 2,048,835 (2,979,008) 6,503,852 64,244,539 — (432,041) —
VY
®
Invesco Comstock Portfolio -
Class I
4,900,836 147,480 (178,781) 440,311 5,309,846 — 6,390 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
8,068,046 4,545,545 (358,527) 550,592 12,805,656 — (54,742) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
4,782,021 184,626 (480,315) 688,422 5,174,754 — (160,640) —
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
5,772,868 112,332 (1,331,601) 604,865 5,158,464 — 55,065 —
$ 150,314,587 $ 10,798,997 $ (14,507,242) $ 13,714,978 $ 160,321,320 $ 30,310 $ (1,767,738) $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 20,960,023
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 20,960,023